Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Gain on Disposal of Fixed Assets	$ 961,713
Fixed asset donation		273,273
Other Income	54,090
Research and development Grants		648,049
Other Income	$ 1,015,803	$ 921,322